ACCOUNTS AND NOTES RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts and notes receivable
Accounts receivable	$ 17,101	$ 18,629
Notes receivable		329
Accounts and notes receivable, gross	17,101	18,958
Allowance of doubtful accounts	(1,143)	(556)	(224)
Accounts and notes receivable, net	15,958	18,402
Movement of allowance for doubtful accounts
Balance at beginning of year	556	224	233
Charge to expenses	1,661	1,357	831
Transferring out as a result of deconsolidation of subsidiaries	(2)
Reversal	(849)	(1,032)	(429)
Write off of accounts receivables	(249)		(428)
Exchange difference	26	7	17
Balance at end of year	$ 1,143	$ 556	$ 224